Fair Value Measurements - Schedule of Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investment	¥ 166,093	¥ 860,484
Crypto assets	2,658,117
Level 1 [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investment	16,093	860,484
Crypto assets	2,658,117
Level 2 [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investment
Crypto assets
Level 3 [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investment	150,000
Crypto assets